Significant Events (Details) - $ / shares	1 Months Ended			12 Months Ended
	Mar. 31, 2020	Mar. 23, 2020	Mar. 20, 2020	Dec. 31, 2020
Significant Events (Details) [Line Items]
Shareholders dividend per share				$ 0.87891310
Earning percentage				30.00%
Profits used to increase the banks reserves				40.00%
Chilean law description				In accordance with Chilean laws, the Board of Directors of Banco Santander agreed, on the session held on October 21, 2020, to call an Extraordinary Shareholders’ Meeting for November 26, 2020 in order to discuss the proposed distribution of a dividend of $0.87891310 Chilean pesos per share, corresponding to 30% of the profits for the year 2019, which are classified as retained profits in the Bank’s equity, taking into account that, the ratio between the Bank’s regulatory capital and its risk-weighted assets reached 15.13%, and the ratio between basic capital and its risk-weighted assets was 10.70% as of September 30, 2020.
Shareholder’s meeting description				At the extraordinary Shareholders’ Meeting of Banco Santander held on April 30, 2020, the members approved the Consolidated Financial Statements for 2019, and agreed to distribute 30% of the net profits for 2019 (“Net income attributable to shareholders of the Bank “), which amounted to $552,093 million, which correspond to a dividend of $0.87891310 Chilean pesos per share. Likewise, the members agreed to increase the Bank’s reserves by 40% and the remaining 30% will be classified as retained earnings from previous years. Board election: the members approved the election of Messrs. Alfonso Gómez, Claudio Melandri, Rodrigo Vergara, Félix de Vicente, Orlando Poblete, Juan Pedro Santa María, Ana Dorrego, Rodrigo Echenique and Lucía Santa Cruz, as Directors, and Blanca Bustamante and Oscar von Chrismar, as Alternate Directors, elected for a period of three years until the next renewal of the entire Board of Directors. Appointment of external auditors: the members approved PricewaterhouseCoopers Consultores Auditores SpA as external auditors for the 2020 financial year. At the Extraordinary Shareholders’ Meeting of Banco Santander held on November 26, 2020, the members agreed to distribute a dividend of $0.87891310 Chilean pesos per share, corresponding to 30% of the retained earnings for 2019, which was paid on the following banking business day after the meeting date.
Vaccination plan, description				The vaccination plan against COVID-19 began on December 24, 2020, with the first arrival of 9,750 doses of the vaccine from the Pfizer BioNtech laboratory. As of December 31, 2020, Chile had received 154,050 doses of the Pfizer BioNtech vaccine, for the vaccination plan in all regions of the country, and will receive more than 6.5 million doses of the AstraZeneca / Oxford vaccine during the first quarter of 2021 and more than 10 million of Coronavac vaccines, to continue the vaccination plan in its next stages. At the time of publication of these financial statements, 2,320,696 people have been vaccinated in Chile, which represents 13% of the population. During the first quarter of 2021, it is expected to vaccinate around 5 million people and reach 80% of the population, that is, approximately 15 million people, by the end of the first half of 2021.
Digital insurance broker percentage			100.00%
New subsidiaries, description				This is a banking support and subsidiary company of Banco Santander with a 99.99% share participation (Santander Asesorias Financieras Limitada has a 0.01% share participation).
Bank has issued senior bonds				As at December 31, 2020 the Bank has issued subordinated bonds for an amount of USD200,000,000 and UF5,000,000.
First Line of Credit [Member]
Significant Events (Details) [Line Items]
Maturity term years	4 years
Second Line of Credit [Member]
Significant Events (Details) [Line Items]
Maturity term years	2 years
Subsequent Event [Member]
Significant Events (Details) [Line Items]
Distribution and payment of dividends, percentage		60.00%
Retained earnings percentage		30.00%